September 25, 1995
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Rule 24f-2 Notice for Prudential Allocation Fund
     (File No. 811-5055)

Ladies and Gentlemen:

     This Notice is filed on behalf of Prudential Allocation Fund, pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

     1.   Fiscal year for which notice is filed:  7/31/95.

     2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of beginning of the fiscal year, 8/1/94: None.

     3. The number of shares registered during the fiscal year ended 7/31/95 other than pursuant to Rule 24f-2: None.

     4.   The number of shares sold during the fiscal year ended
          7/31/95: 13,568,360

     5.   The number of shares sold during the fiscal year ended
                 7/31/95 in reliance upon Rule 24f-2: 13,568,360



     I have enclosed the required opinion of counsel.

                                             Very truly yours,


                                             /s/ S. Jane Rose
                                             S. Jane Rose Secretary
SJR/ln
Enclosure

     *Calculation of Fee           No. of Shares    Dollar Amount
     Shares sold                     13,568,360     $152,789,101
     Shares redeemed                (21,646,521)   ($242,856,615) Net Sales for
     calculation of fee             (8,078,161)    ($90,067,514)

     Fee at 1/29 of 1%                              None












































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